Segment Reporting - Schedule of Total Revenues (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Total Revenues [Line Items]
Total revenues	€ 7,352	€ 14,614	€ 79,263
Europe [Member]
Schedule of Total Revenues [Line Items]
Total revenues	7,638	18,039	78,346
North America [Member]
Schedule of Total Revenues [Line Items]
Total revenues	348	825	1,227
Eliminations [Member]
Schedule of Total Revenues [Line Items]
Total revenues	€ (634)	€ (4,250)	€ (310)